Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Accrued short-term employee benefits	$ 27,898	$ 34,183
Suppliers	17,096	22,113
Deferred income	8,701	10,686
Accrued interest	8,394	3,478
Accrued expenses and other current liabilities	65,609	73,591
Other related parties
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	3,520	3,131
Other related parties | Accrued expenses to related party port agents
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	2,116	2,152
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	0	452
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	0	298
Other related parties | Fowe Eco Solutions Ltd. (FOWE)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	24	85
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	0	50
Other related parties | Scorpio Commercial Management S.A.M. (SCM)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	$ 0	$ 15